Loans Receivable and Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investment in Financing Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	$ 7,634	$ 6,463
Charge Offs	(989)	(1,220)
Recoveries	82	191
Provision for loan losses	1,725	2,200
Ending balance,	8,452	7,634
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	8,452	7,634
Residential Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	1,272	1,092
Charge Offs	(197)	(83)
Recoveries	9	6
Provision for loan losses	244	257
Ending balance,	1,328	1,272
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	1,328	1,272
Commercial Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	5,265	4,623
Charge Offs	(283)	(902)
Recoveries	33	159
Provision for loan losses	440	1,385
Ending balance,	5,455	5,265
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	5,455	5,265
Construction Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	90	78
Charge Offs		(28)
Recoveries
Provision for loan losses	3	40
Ending balance,	93	90
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	93	90
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	463	307
Charge Offs	(246)
Recoveries	8
Provision for loan losses	487	156
Ending balance,	712	463
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	712	463
Consumer Loans To Individuals [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	544	363
Charge Offs	(263)	(207)
Recoveries	32	26
Provision for loan losses	551	362
Ending balance,	864	544
Ending balance individually evaluated for impairment
Ending balance collectively evaluated for impairment	$ 864	$ 544